Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (2,277,606)	$ (2,004,831)	$ (1,903,277)
Adjustments to reconcile net income to cash and restricted cash provided by (used in) operating activities:
Depreciation and amortization	25,104	25,219	21,534
Amortization of right-of-use assets	83,838	85,787	84,108
Allowance for credit losses	1,049,339	361,771	134,808
Changes in operating assets and liabilities:
Accounts receivable	(75,074)	(3,358)	14,074
Prepaid expenses and other current assets	(24,554)	(93,917)	(39,263)
Interest accrued for lease liability	3,881	2,379	5,508
Payment of lease liability	(91,962)	(89,447)	(89,568)
Accrued expenses and other current liabilities	1,317	(31,978)	(54,868)
Net cash used in operating activities	(1,305,717)	(1,748,375)	(1,826,944)
Cash flows from investing activity
Acquisition of property and equipment			(23,433)
Net cash used in investing activity			(23,433)
Cash flows from financing activity
Proceeds from related party loans	621,863	732,281	339,526
Net cash provided by financing activity	621,863	732,281	339,526
Reconciliation of cash and restricted cash, beginning of year
Cash	1,258,001	2,262,881	3,805,135
Restricted cash	19,961	26,127	23,089
Cash and restricted cash, beginning of year	1,277,962	2,289,008	3,828,224
Reconciliation of cash and restricted cash, end of year
Cash	477,624	1,258,001	2,262,881
Restricted cash	25,750	19,961	26,127
Cash and restricted cash, end of year	503,374	1,277,962	2,289,008
Effect of exchange rate changes on cash and restricted cash	(90,734)	5,048	(28,365)
Net decrease in cash and restricted cash	(774,588)	(1,011,046)	(1,539,216)
Cash and restricted cash, beginning of year	1,277,962	2,289,008	3,828,224
Cash and restricted cash, end of year	503,374	1,277,962	2,289,008
Supplemental disclosures of non-cash information:
Right-of-use assets obtained in exchange for lease liability		$ 161,575